SUBSEQUENT EVENTS	3 Months Ended
Mar. 31, 2024
Subsequent Event [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTSOn April 18, 2024, the Company announced a reduction of its workforce, which affects approximately 120 employees in overhead and product development functions. These measures are aimed at further reducing its operating expenses and aligning its cost structure to current market dynamics. Restructuring costs of $1,400,000 are estimated to be incurred as part of this reduction.